Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	$ 1,445
Balance, at end of the period	1,432	$ 1,445
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	2,075	1,451
Additions	587	764
Foreign currency translation adjustment	(126)	(140)
Balance, at end of the period	2,536	2,075
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(630)	(338)
Foreign currency translation adjustment	30	39
Charge for the year	504	331
Balance, at end of the period	(1,104)	(630)
Building improvements
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	104
Balance, at end of the period	12	104
Building improvements | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	123	112
Additions		20
Foreign currency translation adjustment	(6)	(9)
Balance, at end of the period	117	123
Building improvements | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(19)	(8)
Foreign currency translation adjustment	1	1
Charge for the year	87	12
Balance, at end of the period	(105)	(19)
Laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	1,186
Balance, at end of the period	1,263	1,186
Laboratory equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	1,724	1,162
Additions	525	679
Foreign currency translation adjustment	(108)	(117)
Balance, at end of the period	2,141	1,724
Laboratory equipment | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(538)	(290)
Foreign currency translation adjustment	26	32
Charge for the year	366	280
Balance, at end of the period	(878)	(538)
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	20
Balance, at end of the period	16	20
Office equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	36	38
Additions	6
Foreign currency translation adjustment	(2)	(2)
Balance, at end of the period	40	36
Office equipment | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(16)	(11)
Foreign currency translation adjustment		3
Charge for the year	8	8
Balance, at end of the period	(24)	(16)
Information and communication equipment (ICT)
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	135
Balance, at end of the period	141	135
Information and communication equipment (ICT) | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	192	139
Additions	56	65
Foreign currency translation adjustment	(10)	(12)
Balance, at end of the period	238	192
Information and communication equipment (ICT) | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, at beginning of the period	(57)	(29)
Foreign currency translation adjustment	3	3
Charge for the year	43	31
Balance, at end of the period	$ (97)	$ (57)